Expense Example - Roundhill Box Spread ETF - Roundhill Box Spread ETF Shares	Feb. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 58